EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated September 24, 2015, for Investor Class, Trust Class, Advisor Class, Institutional Class, Class A, Class C, and Class R3 of Neuberger Berman Guardian Fund, a series of Neuberger Berman Equity Funds, which was filed with the Securities and Exchange Commission on September 24, 2015 (Accession No. 0000898432-15-001151).